CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025		Sep. 05, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 11, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents (note 4)	$ 31,975,000			$ 49,125,000						$ 6,392,000
Due from Sponsor	277,000			315,000						198,000
Total current assets	61,516,000			51,015,000						7,298,000
Total assets	69,295,000			60,394,000						18,994,000
Current liabilities
Total current liabilities	170,843,000			78,296,000						46,662,000
Total liabilities	212,662,000			111,245,000						57,961,000
Redeemable shares				122,953,000	[1]					245,121,000	[1]	$ 237,671,000
Shareholders' (Deficit) Equity
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)	146,609,000			146,525,000	[1]					2,407,000	[1]
Additional paid-in capital	18,586,000			18,327,000						15,920,000
Accumulated deficit	(454,456,000)			(331,952,000)						(298,566,000)
Total shareholders' deficiency	(292,626,000)	$ (211,625,000)		(173,804,000)			$ (298,122,000)	$ (291,808,000)		(284,088,000)		$ (220,726,000)
Total liabilities, redeemable convertible preferred shares and shareholders' deficiency	69,295,000			60,394,000						$ 18,994,000
Class B common shares
Current liabilities
Redeemable shares	26,306,000	26,306,000	$ 26,306,000
Spring Valley Acquisition III
Current assets
Cash and cash equivalents (note 4)	1,889,472			749,812
Prepaid expenses	183,337			100,885
Total current assets	2,072,809			850,697
Long-term prepaid insurance	7,720			48,155
Investments held in Trust Account	236,690,350			232,809,646
Total assets	238,770,879			233,708,498
Current liabilities
Accrued offering costs	75,000			75,000
Accrued expenses	36,500			27,134
Advance from related party	$ 500			$ 500
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]			Related Party [Member]
Total current liabilities	$ 32,787,641			$ 102,634
Subscription agreement liability	21,975,641
Deferred Underwriting Fee				9,200,000		$ 9,200,000
Total liabilities	32,787,641			9,302,634
Commitments and Contingencies (Note 6)
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(30,604,029)			(8,264,067)
Total shareholders' deficiency	(30,603,262)	(22,198,027)		(8,263,300)			$ 8,380	$ 25,000	$ 0
Total liabilities, redeemable convertible preferred shares and shareholders' deficiency	238,770,879			233,708,498
Spring Valley Acquisition III | Class A ordinary shares subject to possible redemption
Current liabilities
Redeemable shares	236,586,500	$ 234,613,358		232,669,164
Shareholders' (Deficit) Equity
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)	236,586,500			232,669,164
Spring Valley Acquisition III | Class B common shares
Shareholders' (Deficit) Equity
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)	$ 767			$ 767

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.